Taxes on Income (Details) - Schedule of Tax Expense to the Company’s Theoretical Statutory Tax Benefit - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Local		$ 14,652		$ 16,952	$ 10,081
Foreign	[1]		[2]	26	(186)
Net loss, as reported in the consolidated statements of comprehensive loss		$ 14,652		$ 16,978	$ 9,895
Israeli statutory income tax rate		23.00%		23.00%	23.00%
Theoretical tax benefit		$ 3,370		$ 3,905	$ 2,276
Losses and other items for which a valuation allowance was provided or benefit from loss carryforwards		(3,370)		(3,905)	(2,161)
Other					(115)
Income tax expense

[1]	Foreign is amount related to the US & China Subsidiaries.
[2]	Lower than $1K